Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative instruments
Summary of reconciliation of change in fair value of derivative instruments

The following table reconciles the change in the fair value of Vermilion’s derivative instruments:

	Year Ended
	Dec 31, 2019	Dec 31, 2018
Fair value of contracts, beginning of year	38,339	(70,713)
Reversal of opening contracts settled during the year	(62,735)	57,719
Assumed in acquisitions	—	(274)
Realized gain (loss) on contracts settled during the year	84,219	(111,258)
Unrealized gain during the year on contracts outstanding at the end of the year	5,308	51,607
Net receipt from counterparties on contract settlements during the year	(84,219)	111,258
Unrealized loss on derivatives designated as cash flow hedges	(1,071)	—
Unrealized gain on derivatives designated as net investment hedges	9,168	—
Fair value of contracts, end of year	(10,991)	38,339
Comprised of:
Current derivative asset	55,645	95,667
Current derivative liability	(62,405)	(41,016)
Non-current derivative asset	20,127	1,215
Non-current derivative liability	(24,358)	(17,527)
Fair value of contracts, end of year	(10,991)	38,339

Summary of loss (gain) on derivative instruments

The (gain) loss on derivative instruments for 2019 and 2018 were comprised of the following:

	Year Ended
	Dec 31, 2019	Dec 31, 2018
Realized (gain) loss on contracts settled during the year	(84,219)	111,258
Reversal of opening contracts settled during the year	62,735	(57,719)
Unrealized gain on contracts outstanding at the end of the year	(5,308)	(51,607)
(Gain) loss on derivative instruments	(26,792)	1,932